Expense Example	Apr. 30, 2026 USD ($)
WCM Focused International Growth Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
WCM Focused International Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
WCM Focused Emerging Markets Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,922
WCM Focused Emerging Markets Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	1,646
WCM International Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	748
Expense Example, with Redemption, 10 Years	1,657
WCM Small Cap Growth Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
WCM Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
WCM China Quality Growth Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
WCM China Quality Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
WCM Focused International Equity Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
WCM Focused International Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
WCM Focused International Opportunities Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
WCM Focused International Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
WCM Mid Cap Quality Value Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
WCM Mid Cap Quality Value Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
WCM Mid Cap Quality Value Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
WCM Focused Emerging Markets ex China Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
WCM Focused Emerging Markets ex China Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
WCM Select Global Growth Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
WCM Select Global Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	$ 318